UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Consumer Discretionary — 16.8%
	Auto Components — 1.0%
3,563	BorgWarner, Inc.	182,549

	Distributors — 0.8%
1,628	Genuine Parts Co.	155,761

	Hotels, Restaurants & Leisure — 1.7%
715	Hilton Grand Vacations, Inc. (a)	27,635
2,963	Hilton Worldwide Holdings, Inc.	205,773
802	Marriott International, Inc., Class A	88,431

		321,839

	Household Durables — 3.2%
1,495	Mohawk Industries, Inc. (a)	369,971
5,070	Newell Brands, Inc.	216,322

		586,293

	Internet & Direct Marketing Retail — 1.4%
1,793	Expedia, Inc.	258,079

	Media — 1.5%
2,101	CBS Corp. (Non-Voting), Class B	121,846
2,965	DISH Network Corp., Class A (a)	160,808

		282,654

	Multiline Retail — 1.7%
4,568	Kohl’s Corp.	208,533
2,331	Nordstrom, Inc.	109,919

		318,452

	Specialty Retail — 3.9%
283	AutoZone, Inc. (a)	168,489
3,115	Bed Bath & Beyond, Inc.	73,102
2,844	Best Buy Co., Inc.	162,016
5,793	Gap, Inc. (The)	171,056
1,654	Tiffany & Co.	151,815

		726,478

	Textiles, Apparel & Luxury Goods — 1.6%
1,598	PVH Corp.	201,443
1,012	Ralph Lauren Corp.	89,334

		290,777

	Total Consumer Discretionary	3,122,882

	Consumer Staples — 6.0%
	Beverages — 2.5%
932	Constellation Brands, Inc., Class A	185,879
2,333	Dr Pepper Snapple Group, Inc.	206,362
926	Molson Coors Brewing Co., Class B	75,593

		467,834

	Food & Staples Retailing — 0.7%
6,076	Kroger Co. (The)	121,891

	Food Products — 0.6%
1,771	TreeHouse Foods, Inc. (a)	119,981

	Household Products — 0.4%
1,584	Energizer Holdings, Inc.	72,964

	Personal Products — 1.8%
8,198	Coty, Inc., Class A	135,517
2,659	Edgewell Personal Care Co. (a)	193,473

		328,990

	Total Consumer Staples	1,111,660

	Energy — 6.1%
	Oil, Gas & Consumable Fuels — 6.1%
6,746	Energen Corp. (a)	368,847
5,826	EQT Corp.	380,095
4,795	PBF Energy, Inc., Class A	132,377
8,268	Williams Cos., Inc. (The)	248,135

	Total Energy	1,129,454

	Financials — 22.5%
	Banks — 7.7%
5,305	Citizens Financial Group, Inc.	200,918
9,225	Fifth Third Bancorp	258,115
1,869	First Republic Bank	195,208
10,157	Huntington Bancshares, Inc.	141,787
1,905	M&T Bank Corp.	306,748
4,326	SunTrust Banks, Inc.	258,561
1,681	Zions Bancorp	79,312

		1,440,649

	Capital Markets — 5.2%
1,076	Ameriprise Financial, Inc.	159,858
5,752	Invesco Ltd.	201,538
2,088	Northern Trust Corp.	191,937
2,086	Raymond James Financial, Inc.	175,912
2,722	T. Rowe Price Group, Inc.	246,737

		975,982

	Consumer Finance — 0.9%
6,515	Ally Financial, Inc.	158,051

	Insurance — 8.4%
171	Alleghany Corp. (a)	94,530
676	Chubb Ltd.	96,418
4,736	Hartford Financial Services Group, Inc. (The)	262,508
7,121	Loews Corp.	340,798
2,326	Marsh & McLennan Cos., Inc.	194,971

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
2,677	Progressive Corp. (The)	129,619
3,002	Unum Group	153,514
1,190	WR Berkley Corp.	79,453
5,377	XL Group Ltd., (Bermuda)	212,133

		1,563,944

	Mortgage Real Estate Investment Trusts (REITs) — 0.3%
2,341	Starwood Property Trust, Inc.	50,851

	Total Financials	4,189,477

	Health Care — 5.1%
	Health Care Providers & Services — 5.1%
1,779	AmerisourceBergen Corp.	147,187
1,129	Cigna Corp.	210,988
1,484	Henry Schein, Inc. (a)	121,700
796	Humana, Inc.	193,903
882	Laboratory Corp. of America Holdings (a)	133,179
1,364	Universal Health Services, Inc., Class B	151,351

	Total Health Care	958,308

	Industrials — 7.4%
	Building Products — 1.0%
2,806	Fortune Brands Home & Security, Inc.	188,660

	Electrical Equipment — 2.1%
2,478	AMETEK, Inc.	163,665
1,427	Hubbell, Inc.	165,506
807	Regal Beloit Corp.	63,749

		392,920

	Industrial Conglomerates — 1.1%
2,112	Carlisle Cos., Inc.	211,842

	Machinery — 2.2%
1,529	IDEX Corp.	185,719
1,487	Snap-on, Inc.	221,582

		407,301

	Trading Companies & Distributors — 1.0%
2,413	MSC Industrial Direct Co., Inc., Class A	182,364

	Total Industrials	1,383,087

	Information Technology — 9.4%
	Communications Equipment — 1.0%
5,386	CommScope Holding Co., Inc. (a)	178,880

	Electronic Equipment, Instruments & Components — 4.8%
2,829	Amphenol Corp., Class A	239,414
2,788	Arrow Electronics, Inc. (a)	224,147
3,491	CDW Corp.	230,402
4,850	Keysight Technologies, Inc. (a)	202,054

		896,017

	Internet Software & Services — 0.5%
3,729	Match Group, Inc. (a)	86,464

	IT Services — 1.1%
2,081	Jack Henry & Associates, Inc.	213,931

	Semiconductors & Semiconductor Equipment — 0.7%
1,598	Analog Devices, Inc.	137,738

	Software — 1.3%
2,919	Synopsys, Inc. (a)	235,091

	Total Information Technology	1,748,121

	Materials — 4.4%
	Chemicals — 0.8%
405	Sherwin-Williams Co. (The)	144,920

	Containers & Packaging — 3.6%
6,715	Ball Corp.	277,336
5,842	Silgan Holdings, Inc.	171,919
4,125	WestRock Co.	234,023

		683,278

	Total Materials	828,198

	Real Estate — 9.7%
	Equity Real Estate Investment Trusts (REITs) — 9.0%
1,766	American Campus Communities, Inc.	77,958
3,020	American Homes 4 Rent, Class A	65,569
869	AvalonBay Communities, Inc.	155,068
1,205	Boston Properties, Inc.	148,056
6,331	Brixmor Property Group, Inc.	119,028
360	Essex Property Trust, Inc.	91,482
755	Federal Realty Investment Trust	93,776
3,492	GGP, Inc.	72,535
1,084	HCP, Inc.	30,177
895	JBG SMITH Properties (a)	30,634
6,056	Kimco Realty Corp.	118,394
5,142	Outfront Media, Inc.	129,481
3,159	Park Hotels & Resorts, Inc.	87,073
4,044	Rayonier, Inc.	116,832
1,308	Regency Centers Corp.	81,179
1,791	Vornado Realty Trust	137,687

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
3,622	Weyerhaeuser Co.	123,253

		1,678,182

	Real Estate Management & Development — 0.7%
3,245	CBRE Group, Inc., Class A (a)	122,910

	Total Real Estate	1,801,092

	Utilities — 8.8%
	Electric Utilities — 3.3%
3,527	Edison International	272,196
1,108	Westar Energy, Inc.	54,968
6,062	Xcel Energy, Inc.	286,834

		613,998

	Gas Utilities — 1.0%
3,179	National Fuel Gas Co.	179,990

	Multi-Utilities — 4.5%
1,900	CenterPoint Energy, Inc.	55,493
6,045	CMS Energy Corp.	280,024
2,033	Sempra Energy	232,056
4,291	WEC Energy Group, Inc.	269,415

		836,988

	Total Utilities	1,630,976

	Total Common Stocks (Cost $11,465,470)	17,903,255

Short-Term Investment — 3.7%
	Investment Company — 3.7%
696,676	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $696,676)	696,676

	Total Investments — 99.9% (Cost $12,162,146)	18,599,931
	Other Assets in Excess of Liabilities — 0.1%	17,031

	NET ASSETS — 100.0%	$18,616,962

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,599,931	$—	$—	$18,599,931

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017